SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB

Test monitoring costs	142,116,286	163,061,810	191,809,319
Royalty fees	4,823,101	7,423,118	7,406,065

Schedule of useful lives of property and equipment

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of allocation of recognized employee benefit expenses

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Cost of revenues	6,334,414	6,841,587	5,312,695
Research and development	5,810,237	6,435,010	5,952,564
Sales and marketing	4,169,401	4,463,283	4,228,981
General and administrative	2,583,837	3,110,561	2,709,508

Total expense due to employee benefit plans	18,897,889	20,850,441	18,203,748